Equity Method Investments, Net - Schedule of Effective Interests to the Equity Method Investees (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Name of the limited partnerships
Capital Investments	¥ 906	¥ 21,290
Return of capital	(218)		(45,553)
Changes of equity ownership	¥ 105
Gefei Chengyun [Member]
Name of the limited partnerships
Effective interests to the equity method investees	20.00%	20.00%
Jiushen [Member]
Name of the limited partnerships
Effective interests to the equity method investees	12.00%	12.00%
Capital Investments
Return of capital	(218)		(9,850)
Changes of equity ownership
Jiuchuan [Member]
Name of the limited partnerships
Effective interests to the equity method investees	10.00%	10.00%
Longshu Tianye [Member]
Name of the limited partnerships
Effective interests to the equity method investees	26.00%	26.00%
Capital Investments
Return of capital			(663)
Changes of equity ownership
Yunde [Member]
Name of the limited partnerships
Effective interests to the equity method investees	20.00%	20.00%
Deyan [Member]
Name of the limited partnerships
Effective interests to the equity method investees	20.00%	20.00%
Capital Investments
Return of capital			(200)
Changes of equity ownership
Ningbo Meishan Detong Investment Limited Partnership (“Detong”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees	40.00%	40.00%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees	37.00%	37.00%
Jiushi [Member]
Name of the limited partnerships
Effective interests to the equity method investees	40.00%	40.00%
Capital Investments
Return of capital			(32,650)
Changes of equity ownership
Jiaxinda [Member]
Name of the limited partnerships
Effective interests to the equity method investees	10.00%	10.00%
Chunyu [Member]
Name of the limited partnerships
Effective interests to the equity method investees	89.95%	89.95%
Capital Investments		¥ 17,990
Return of capital
Changes of equity ownership
Suzhou Tinghaozhu [Member]
Name of the limited partnerships
Effective interests to the equity method investees		30.00%
Capital Investments		¥ 150
Return of capital
Changes of equity ownership	¥ (150)
Shanghai Nuancheng Network Technology Co., Ltd. (“Shanghai Nuancheng”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees	30.00%	30.00%
Shenzhen Duoduo Robot Technology Co., Ltd. (“Duoduo Robot”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees	32.00%	32.00%
Shanghai Youxi [Member]
Name of the limited partnerships
Effective interests to the equity method investees	25.50%
Capital Investments
Return of capital
Changes of equity ownership	¥ 255
Duo Concierge lnc. (“Duo Concierge”) [Member]
Name of the limited partnerships
Effective interests to the equity method investees	20.00%	20.00%
Chenji Zhaozhao [Member]
Name of the limited partnerships
Capital Investments
Return of capital			(2,190)
Changes of equity ownership
Shanghai Nuancheng [Member]
Name of the limited partnerships
Capital Investments		150
Return of capital
Changes of equity ownership
Duoduo Robot [Member]
Name of the limited partnerships
Capital Investments		3,000
Return of capital
Changes of equity ownership
Duo Concierge lnc. [Member]
Name of the limited partnerships
Capital Investments	906
Return of capital
Changes of equity ownership